DUE FROM FACTOR	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
DUE FROM FACTOR
DUE FROM FACTOR

NOTE 4: DUE FROM FACTOR

Due to/from factor consist of the following:

	March 31,	December 31,
	2023	2022
Outstanding receivables:
Without recourse	$1,065,335	$1,680,042
With recourse	76,956	65,411
Matured funds and deposits	108,147	81,055
Advances	(415,201)	(632,826)
Credits due customers	(244,984)	(354,282)
	$590,253	$839,400

NOTE 5: DUE FROM FACTOR

The Company, via its subsidiaries, Bailey, Stateside and Sundry, assigns a portion of its trade accounts receivable to third- party factoring companies, who assumes the credit risk with respect to the collection of non-recourse accounts receivable. The Company may request advances on the net sales factored at any time before their maturity date, and up to 50% of eligible finished goods inventories based on the terms of one of our agreements that terminated in 2021. The factor charges a commission on the net sales factored for credit and collection services. For one factoring company, interest on advances is charged as of the last day of each month at a rate equal to the LIBOR rate plus 2.5% for Bailey. For Stateside and Sundry, should total commission and fees payable be less than $30,000 in a single year, then the factor shall charge the difference between the actual fees in said year and $30,000 to the Company. Interest on advances is charged as of the last day of each month at a rate equal to the greater of either, (a) the Chase Prime Rate + (2.0)% or (b) (4.0)% per annum. For another factoring company, interest is charged at one-thirty-third (1/33) of one percent per day, such rate to increase or decrease in accordance with changes in the “Prime Rate”, which such prime rate to be deemed to be 4.25% on the date of the agreement.

Advances are collateralized by a security interest in substantially all of the companies’ assets.

Due to/from factor consist of the following:

	December 31,
	2022	2021
Outstanding receivables:
Without recourse	$564,548	$579,295
With recourse	352,379	361,584
Advances	118,521	121,617
Credits due customers	(196,048)	(77,208)
	$839,400	$985,288